Short-term borrowings (Narrative) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] USD ($)		Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] CNY		Dec. 31, 2011 Industrial And Commercial Bank Of China [Member] CNY		Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Two short-term loans [Member] USD ($)	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Two short-term loans [Member] CNY	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Daqing Borun [Member] USD ($)	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Daqing Borun [Member] CNY	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Raw Materials Inventory [Member] Daqing Borun [Member] USD ($)	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Raw Materials Inventory [Member] Daqing Borun [Member] CNY	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] USD ($)	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] CNY	Oct. 26, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] USD ($)	Oct. 26, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] CNY	Oct. 19, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] USD ($)	Oct. 19, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] CNY	Oct. 09, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] USD ($)	Oct. 09, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] CNY	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Two short-term loans [Member] USD ($)	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Two short-term loans [Member] CNY	Dec. 31, 2012 Agricultural Bank Of China [Member] USD ($)		Dec. 31, 2012 Agricultural Bank Of China [Member] CNY		Dec. 31, 2011 Agricultural Bank Of China [Member] CNY		Dec. 31, 2011 Agricultural Bank Of China [Member] Minimum [Member] Shandong Borun [Member]	Dec. 31, 2011 Agricultural Bank Of China [Member] Maximum [Member] Shandong Borun [Member]	Dec. 31, 2012 Agricultural Bank Of China [Member] Third Party Guarantees [Member] USD ($)	Dec. 31, 2012 Agricultural Bank Of China [Member] Third Party Guarantees [Member] CNY	Dec. 31, 2012 Agricultural Bank Of China [Member] Third Party Guarantees [Member] People's Bank of China [Member] USD ($)	Dec. 31, 2012 Agricultural Bank Of China [Member] Third Party Guarantees [Member] People's Bank of China [Member] CNY	Dec. 31, 2012 Longjiang Commercial Bank [Member] USD ($)		Dec. 31, 2012 Longjiang Commercial Bank [Member] CNY		Dec. 31, 2011 Longjiang Commercial Bank [Member] CNY		Dec. 31, 2012 Longjiang Commercial Bank [Member] Shandong Borun [Member] USD ($)	Dec. 31, 2012 Longjiang Commercial Bank [Member] Shandong Borun [Member] CNY	Dec. 31, 2011 Longjiang Commercial Bank [Member] Minimum [Member] Daqing Borun [Member]	Dec. 31, 2011 Longjiang Commercial Bank [Member] Maximum [Member] Daqing Borun [Member]	Dec. 31, 2012 Longjiang Commercial Bank [Member] Third Party Guarantees [Member] USD ($)	Dec. 31, 2012 Longjiang Commercial Bank [Member] Third Party Guarantees [Member] CNY	Dec. 31, 2012 China Construction Bank [Member] USD ($)		Dec. 31, 2012 China Construction Bank [Member] CNY		Dec. 31, 2011 China Construction Bank [Member] CNY		Dec. 31, 2012 China Construction Bank [Member] Shandong Borun [Member] USD ($)	Dec. 31, 2012 China Construction Bank [Member] Shandong Borun [Member] CNY	Dec. 31, 2012 China Construction Bank [Member] Shandong Borun [Member] Short-Term [Member] USD ($)	Dec. 31, 2012 China Construction Bank [Member] Shandong Borun [Member] Short-Term [Member] CNY	Dec. 31, 2012 Agricultural Development Bank Of China [Member] USD ($)		Dec. 31, 2012 Agricultural Development Bank Of China [Member] CNY		Dec. 31, 2011 Agricultural Development Bank Of China [Member] CNY		Dec. 31, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] USD ($)	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] CNY	Dec. 26, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] USD ($)	Dec. 26, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] CNY	Dec. 17, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] USD ($)	Dec. 17, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] CNY	Dec. 11, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] USD ($)	Dec. 11, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] CNY	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] Short-Term [Member] USD ($)	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] Short-Term [Member] CNY	Dec. 31, 2012 Agricultural Development Bank Of China [Member] People's Bank of China [Member] USD ($)	Dec. 31, 2012 Agricultural Development Bank Of China [Member] People's Bank of China [Member] CNY	Dec. 31, 2011 Agricultural Development Bank Of China [Member] Minimum [Member] Daqing Borun [Member]	Dec. 31, 2011 Agricultural Development Bank Of China [Member] Maximum [Member] Daqing Borun [Member]	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Equipment [Member] Daqing Borun [Member] USD ($)	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Equipment [Member] Daqing Borun [Member] CNY	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Third Party Guarantees [Member] USD ($)	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Third Party Guarantees [Member] CNY
Short-term Debt [Line Items]
Short-term borrowings	$ 133,990,932	842,200,000	508,700,000			$ 23,864,450	[1]	150,000,000	[1]	48,000,000	[1]					$ 6,071,116	38,160,000											$ 43,465,119	[2]	273,200,000	[2]	163,200,000	[2]							$ 14,955,055	[3]	94,000,000	[3]	95,000,000	[3]							$ 23,864,450	[4]	150,000,000	[4]	70,000,000	[4]					$ 27,841,858	[5]	175,000,000	[5]	132,500,000	[5]
Short-term bank loans												11,136,743	70,000,000	3,181,927	20,000,000			9,545,780	60,000,000	4,931,986	31,000,000	2,227,349	14,000,000	2,386,445	15,000,000	5,568,372	35,000,000	12,727,707		80,000,000						6,363,853	40,000,000	30,737,412	193,200,000							10,341,261	65,000,000			4,613,794	29,000,000							11,136,743	70,000,000	12,727,707	80,000,000							16,705,115	105,000,000	795,482	5,000,000	3,181,927	20,000,000	1,590,963	10,000,000	1,590,963	10,000,000	19,091,560	120,000,000			11,254,431	70,739,729	1,590,963	10,000,000
Interest rate	6.53%	6.53%	6.88%	6.06%	9.18%													6.00%	6.00%															5.81%	6.90%											8.40%	8.40%	8.53%	9.18%	8.83%	8.83%									6.00%	6.00%							6.00%	6.00%							6.00%	6.00%	6.00%	6.00%	6.31%	6.56%			5.60%	5.60%
Floating rate														120.00%	120.00%																																											108.00%	108.00%
Interest rate per month												0.50%	0.50%															0.50%		0.50%
Equipment pledged as collateral at carrying value	11,254,431	70,739,729	46,339,787
Buildings pledged as collateral at carrying value	4,743,515	29,815,366	8,454,748
Land use rights pledged as collateral at carrying value	584,669	3,674,935	14,570,886
Raw materials pledged as collateral at carrying value	8,196,007	51,516,000						38,160,000																																																								13,356,000
Trade accounts receivable pledged as collateral			29,196,300
Short-term debt borrowing capacity																																																																				$ 22,273,487	140,000,000

[1]	During the year ended December 31, 2012, Industrial & Commercial Bank of China granted the Company six loans including:A short-term loan of RMB20,000,000 ($3,181,927) . The interest thereon bear at a floating rate that is based on 120% of the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB20,000,000 ($3,181,927) was outstanding, which has been fully repaid on April 4, 2013. Borrowings under the loan agreement are secured by raw materials of Daqing Borun amount to RMB38,160,000 ($6,071,116).Three short-term loans amounted of RMB60,000,000 ($9,545,780). The interest thereon is calculated based on a fixed rate of 6.00% per annum. As of December 31, 2012, an amount of RMB60,000,000 ($9,545,780) was outstanding, of which RMB15,000,000($2,386,445) will be fully repaid on October 9, 2013, RMB14,000,000($2,227,349) will be fully repaid on October 19, 2013, and RMB31,000,000($4,931,986) will be fully repaid on October 26, 2013. All borrowings under these loan agreements are guaranteed by third party guarantors.Two short-term loans amounted of RMB70,000,000 ($11,136,743). The interest thereon is calculated based on a fixed rate of 5% per mensem. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, of which RMB60,000,000($9,545,780) will be fully repaid on May 15, 2013 and RMB10,000,000($1,590,963) will be fully repaid on May 18, 2013. Borrowings under the loan agreements are secured by RMB35,000,000 ($5,568,372) deposit at the bank and guaranteed by a third party company.
[2]	During the year ended December 31, 2012, Agricultural Bank of China granted the Company nine loans including:A short-term loan of RMB80,000,000($12,727,707). The interest thereon is calculated based on a fixed rate of 5% per mensem. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on April 28, 2013. Borrowings under the loan agreements are secured by RMB40,000,000 ($6,363,853) deposit at the bank and jointly guaranteed by a third party guarantor.Eight short-term loans amounted of RMB193,200,000($30,737,412). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB193,200,000 ($30,737,412) was outstanding, these loans will be repaid from March to November 2013. All borrowings under the loan agreements are guaranteed by third party guarantors.
[3]	During the year ended December 31, 2012, Longjiang Bank granted the Company two loans including:A short-term loan of RMB29,000,000 ($4,613,794). The interest thereon is calculated based on a fixed rate of 8.83% per annum. As of December 31, 2012, an amount of RMB29,000,000 ($4,613,794) was outstanding, which will be fully repaid on July 16, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.A short-term loan of RMB65,000,000 ($10,341,261). The interest thereon is calculated based on a fixed rate of 8.4% per annum. As of December 31, 2012, an amount of RMB65,000,000 ($10,341,261) was outstanding, which will be fully repaid on November 1, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.
[4]	During the year ended December 31, 2012, China Construction Bank granted the Company two loans including:A short-term loan of RMB70,000,000 ($11,136,743). The interest thereon bears at a fixed rate that is based on 108% of the benchmark interest rates on the drawdown date. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, which has been fully repaid on March 27, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.A short-term loan of RMB80,000,000 ($12,727,707). The interest thereon is calculated based on a fixed rate of 6% per annum. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on December 24, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.
[5]	During the year ended December 31, 2012, Agricultural Development Bank of China granted the Company five loans including:A short-term loan of RMB10,000,000($1,590,963). The interest thereon is calculated based on a fixed rate of 5.6% per annum. As of December 31, 2012, an amount of RMB10,000,000($1,590,963) was outstanding, which has been fully repaid on January 17, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.Two short-term loans of RMB120,000,000($19,091,560). All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable quarterly following the publishing of rate adjustments by the People's Bank of China during the term of the loan). As of December 31, 2012, an amount of RMB120,000,000 ($19,091,560) was outstanding, both of the loans will be fully repaid on September 13, 2013. Borrowing under the loan agreement are secured by equity interests of Daqing Borun and jointly guaranteed by third party guarantor and the Chief Executive Officer Mr. Jinmiao Wang simultaneously. Pursuant to these loan agreements, Daqing Borun granted security interests in its buildings and land-use rights and raw materials to the third party guarantor with total carrying values of RMB33,782,758 ($5,374,714), RMB3,674,935 ($584,669), and RMB13,356,000 ($2,124,891), respectively.A short-term loan of RMB10,000,000($1,590,963). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise). As of December 31, 2012, an amount of RMB10,000,000 ($1,590,963) was outstanding, which will be fully repaid on September 19, 2013. Borrowing under the loan agreement is secured by equipments of Daqing Borun with total carrying value of RMB70,739,729 ($11,254,431) and guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.In December 2012, Daqing Borun entered into a loan agreement with Agricultural Development Bank of China pursuant to which Daqing Borun may borrow up to RMB 140,000,000 ($22,273,487). Daqing Borun drew down RMB10,000,000 ($1,590,963) in December 11, 2012, RMB20,000,000($3,181,927) in December 17, 2012 and RMB5,000,000($795,482) in December 26, 2012. As of December 31, 2012, Daqing Borun had RMB105,000,000 ($16,705,115) available for borrowing under such loan agreement. All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise) .Borrowings under the loan agreement are guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.